BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Jul. 09, 2025	Jul. 08, 2025	Jun. 30, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Preference shares, shares authorized (in shares)	5,000,000	5,000,000					5,000,000
Preference shares, share issued (in shares)	0	0					0
Preference shares, share outstanding (in shares)	0	0					0
Ordinary shares, par value (in dollars per share)						$ 0.0001
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common shares, shares authorized (in shares)	500,000,000	500,000,000					500,000,000
Class A ordinary shares subject to possible redemption
Ordinary shares subject to possible redemption, Shares outstanding (in shares)	2,236,713	2,236,713		2,236,713	10,000,000		10,000,000	10,000,000
Ordinary shares subject to possible redemption, Par value (in dollars per share)	$ 11.54	$ 11.25	$ 10.92	$ 10.93			$ 10.69
Ordinary shares shares issued (in shares)				6,236,713
Class A ordinary shares not subject to possible redemption
Ordinary shares shares issued (in shares)	4,000,000	4,000,000					0
Ordinary shares, shares outstanding (in shares)	4,000,000	4,000,000					0
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common shares, shares authorized (in shares)	50,000,000	50,000,000					50,000,000
Ordinary shares shares issued (in shares)	2,422,078	2,422,078					6,422,078
Ordinary shares, shares outstanding (in shares)	2,422,078	2,422,078					6,422,078